Warrant liability (Details Narrative) - Derivative Financial Liability [Member] - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Warrants exercisable	7,923,077
Warrants exercisable share price	$ 0.80
Fair value of warrants	$ 2,371,174
Change in fair value of derivative financial liability	$ 102,787	$ 520,503